SUBSEQUENT EVENT - Additional Information (Detail) - Subsequent Event [Member] - 2011 Share Incentive Plan [Member] - Modified Share Options [Member]	Mar. 18, 2016 $ / shares shares
Subsequent Event [Line Items]
Total number of share options awarded in 2013, 2014 and 2015 | shares	4,572,234
Option exercise price per ADS or per share	$ 5.7567
American Depository Shares [Member]
Subsequent Event [Line Items]
Option exercise price per ADS or per share	$ 17.27